Empower Moderately Conservative Profile Fund Expense Example - Empower Moderately Conservative Profile Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	294
Expense Example, with Redemption, 10 Years	669
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	1,089
L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	620
Expense Example, with Redemption, 10 Years	$ 1,379